Offerings - Offering: 1	Nov. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,750,000
Proposed Maximum Offering Price per Unit	0.4151
Maximum Aggregate Offering Price	$ 1,141,525.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 99.31
Offering Note	(1) Pursuant to Rules 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the registrant's Common Stock quoted on The Nasdaq Capital Market LLC on November 4, 2026. (2) Represents (i) 250,000 additional shares of Common Stock reserved for issuance under the Registrant's 2019 Employee Stock Purchase Plan, as amended (the "ESPP") and (ii) 2,500,000 additional shares of Common Stock reserved for issuance under the Registrant's 2016 Incentive Plan, as amended (the "EIP" and, together with the ESPP, the "Plans"). Pursuant to Rule 416(a) under the Securities Act, this registration statement also covers an indeterminate number of additional shares as may be necessary to account for adjustment provisions under the Plans as a result of stock splits, stock dividends or similar transactions.